Oniverse (Details) - Entity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
On AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Brazil Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Cloud Service GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Clouds GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Clouds Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Europe AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Experience 1 - 16 LLC
Disclosure of subsidiaries [line items]
Number of entities	16
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Hong Kong Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Italy S.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Japan K.K.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Korea Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Oceania Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Running Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Running Kenya Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%
On Running Sports Products (Shanghai) Company Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Running UK Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Services UK Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Vietnam Co. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Brunner Mettler GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
On Experience 13 - 16 LLC entities
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		0.00%